Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 07, 2017 USD ($)	Jun. 12, 2017	Apr. 10, 2017	Mar. 09, 2017	Mar. 08, 2017	Mar. 02, 2017	Jan. 30, 2017	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Nov. 15, 2016	Sep. 16, 2016	May 16, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financial assets and liabilities
Amount drawn			$ 8,380									$ 8,674
Undrawn amount			814									264
Deferred debt issue costs and bond premium/discount			(72)									(84)
Net borrowings			8,308									8,590
Cash and cash equivalents			(784)									(813)				$ (602)	$ (503)
Derivative financial instruments used to hedge foreign currency and interest rate risk			301									0
Derivative financial instruments used to hedge foreign currency and interest rate risk			(7)									(131)					$ (49)
Net debt			7,825									7,646				$ 6,370
Available Liquidity			1,598									1,077
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 750
Amount drawn		€ 750	$ 899
Stated interest rate	2.75%	2.75%	2.75%					2.75%
4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes | €											€ 1,155
Amount drawn											€ 1,155	$ 1,217
Stated interest rate							4.25%				4.25%	4.25%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,000									$ 1,000
Amount drawn			$ 1,000									$ 1,000
Stated interest rate	4.625%	4.625%	4.625%								4.625%	4.625%			4.625%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 440									€ 440
Amount drawn		€ 440	$ 528								€ 440	$ 464
Stated interest rate	4.125%	4.125%	4.125%								4.125%	4.125%			4.125%
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Maximum amount drawable - Notes												$ 1,110
Amount drawn												1,110
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes												500
Amount drawn												500
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes			$ 715
Amount drawn			$ 715
Stated interest rate	4.25%	4.25%	4.25%					4.25%
4.750% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes | £	£ 400
Amount drawn	£ 400		$ 541
Stated interest rate	4.75%	4.75%	4.75%		4.75%
6.000% Senior Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,700
Amount drawn			1,700
Amount drawn			$ 1,696
Stated interest rate	6.00%	6.00%	6.00%					6.00%		6.00%
6.250% Senior Notes due 2019
Financial assets and liabilities
Maximum amount drawable - Notes												415
Amount drawn												$ 415
Stated interest rate									6.25%		6.25%	6.25%
6.750% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes												$ 415
Amount drawn												$ 415
Stated interest rate						6.75%					6.75%	6.75%
7.250% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,650									$ 1,650
Amount drawn			$ 1,650									$ 1,650
Stated interest rate	7.25%	7.25%	7.25%								7.25%	7.25%			7.25%
6.750% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 750									€ 750
Amount drawn		€ 750	$ 899								€ 750	$ 790
Stated interest rate	6.75%	6.75%	6.75%								6.75%	6.75%			6.75%
6.000% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes			$ 440									$ 440
Amount drawn			$ 440									$ 440
Stated interest rate	6.00%	6.00%	6.00%								6.00%	6.00%
Term Loan B Facility due 2021
Financial assets and liabilities
Maximum amount drawable												$ 663
Amount drawn												663
Asset-based revolving credit facility
Financial assets and liabilities
Maximum amount drawable			$ 813	$ 850
Undrawn amount			813
HSBC Securitization Program
Financial assets and liabilities
Maximum amount drawable | €											€ 102
Undrawn amount												108
Bank of America Facility
Financial assets and liabilities
Maximum amount drawable												155
Undrawn amount												155
Finance Lease Obligations
Financial assets and liabilities
Amount drawn		€ 7	8								7	7
Other borrowings
Financial assets and liabilities
Maximum amount drawable | €		4									4
Amount drawn		€ 3	4								€ 3	3
Undrawn amount			$ 1									$ 1
8.375% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate														8.375%
8.625% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate														8.625%
9.250% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate															9.25%
9.125% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate															9.125%
7.000% Senior Notes due 2020
Financial assets and liabilities
Maximum amount drawable - Notes															$ 150
Stated interest rate													7.00%		7.00%